Operations and Reorganization - Contractual agreements with VIEs (Details) - 12 months ended Dec. 31, 2018	USD ($)	CNY (¥)
Beijing Dasheng Zhixing Technology Co., Ltd
Contractual agreements with VIEs
Consideration for exclusive option to purchase	$ 1.6	¥ 10
51Talk English Philippines Corporation
Contractual agreements with VIEs
Consideration for exclusive option to purchase	$ 1
Beijing Dasheng Helloworld Technology Co., Ltd.
Contractual agreements with VIEs
Service fee (as a percent)	100.00%
Maximum number of days of free access to online service (in days)	10 days